STOCKHOLDERS' EQUITY (Details) - Restricted Stock [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Number Granted	4,320,000
Weighted Average Granted Fair Value Per Share	$ 0.10
Number Vested	4,320,000
Weighted Average Vested Fair Value Per Share	$ 0.10
QPAGOS Corporation - Parent Company [Member]
Number Granted		4,320,000
Weighted Average Granted Fair Value Per Share		$ 0.10
Number Vested
Weighted Average Vested Fair Value Per Share
Exercise Price Dollar 0.10 [Member]
Number Granted	2,880,000
Weighted Average Granted Fair Value Per Share	$ 0.10
Number Vested	2,880,000
Weighted Average Vested Fair Value Per Share	$ 0.10
Exercise Price Dollar 0.10 [Member] | QPAGOS Corporation - Parent Company [Member]
Number Granted		2,880,000
Weighted Average Granted Fair Value Per Share		$ 0.10
Number Vested
Weighted Average Vested Fair Value Per Share
Exercise Price Dollar 0.10 [Member]
Number Granted	1,440,000
Weighted Average Granted Fair Value Per Share	$ 0.10
Number Vested	1,440,000
Weighted Average Vested Fair Value Per Share	$ 0.10
Exercise Price Dollar 0.10 [Member] | QPAGOS Corporation - Parent Company [Member]
Number Granted		1,440,000
Weighted Average Granted Fair Value Per Share		$ 0.10
Number Vested
Weighted Average Vested Fair Value Per Share